Equity - Preferred Shares Terms and Conditions (Detail)	12 Months Ended
Oct. 31, 2019
Fixed rate preferred shares series 11 [member]
Disclosure of classes of share capital [line items]
Issue date	Jul. 21, 2015
Annual yield	4.90%
Next redemption/ conversion date	Oct. 31, 2020
Rate reset preferred shares series 1 [member]
Disclosure of classes of share capital [line items]
Issue date	Jun. 04, 2014
Annual yield	3.662%
Reset spread	2.24%
Next redemption/ conversion date	Oct. 31, 2024
Convertible into	Series 2
Rate reset preferred shares series 3 [member]
Disclosure of classes of share capital [line items]
Issue date	Jul. 31, 2014
Annual yield	3.681%
Reset spread	2.27%
Next redemption/ conversion date	Jul. 31, 2024
Convertible into	Series 4
Rate reset preferred shares series 5 [member]
Disclosure of classes of share capital [line items]
Issue date	Dec. 16, 2014
Annual yield	3.75%
Reset spread	2.25%
Next redemption/ conversion date	Jan. 31, 2020
Convertible into	Series 6
Rate reset preferred shares series 7 [member]
Disclosure of classes of share capital [line items]
Issue date	Mar. 10, 2015
Annual yield	3.60%
Reset spread	2.79%
Next redemption/ conversion date	Jul. 31, 2020
Convertible into	Series 8
Rate reset preferred shares series 9 [member]
Disclosure of classes of share capital [line items]
Issue date	Apr. 24, 2015
Annual yield	3.70%
Reset spread	2.87%
Next redemption/ conversion date	Oct. 31, 2020
Convertible into	Series 10
Rate reset preferred shares series 12 [member]
Disclosure of classes of share capital [line items]
Issue date	Jan. 14, 2016
Annual yield	5.50%
Reset spread	4.66%
Next redemption/ conversion date	Apr. 30, 2021
Convertible into	Series 13
Rate reset preferred shares series 14 [member]
Disclosure of classes of share capital [line items]
Issue date	Sep. 08, 2016
Annual yield	4.85%
Reset spread	4.12%
Next redemption/ conversion date	Oct. 31, 2021
Convertible into	Series 15
Rate reset preferred shares series 16 [member]
Disclosure of classes of share capital [line items]
Issue date	Jul. 14, 2017
Annual yield	4.50%
Reset spread	3.01%
Next redemption/ conversion date	Oct. 31, 2022
Convertible into	Series 17
Rate reset preferred shares series 18 [member]
Disclosure of classes of share capital [line items]
Issue date	Mar. 14, 2018
Annual yield	4.70%
Reset spread	2.70%
Next redemption/ conversion date	Apr. 30, 2023
Convertible into	Series 19
Rate reset preferred shares series twenty [member]
Disclosure of classes of share capital [line items]
Issue date	Sep. 13, 2018
Annual yield	4.75%
Reset spread	2.59%
Next redemption/ conversion date	Oct. 31, 2023
Convertible into	Series 21
Rate reset preferred shares series twenty two[member]
Disclosure of classes of share capital [line items]
Issue date	Jan. 28, 2019
Annual yield	5.20%
Reset spread	3.27%
Next redemption/ conversion date	Apr. 30, 2024
Convertible into	Series 23
Rate reset preferred shares series twenty four [member]
Disclosure of classes of share capital [line items]
Issue date	Jun. 04, 2019
Annual yield	5.10%
Reset spread	3.56%
Next redemption/ conversion date	Jul. 31, 2024
Convertible into	Series 25